UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural

Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Canadian Independents — 5.5%
Canadian Natural Resources Ltd.	245,500	$7,398,799
Crew Energy, Inc. (a)	289,200	2,226,731
Encana Corp.	155,922	3,512,636
Husky Energy, Inc.	82,700	2,239,835
Nexen, Inc.	59,800	1,428,015
Niko Resources Ltd.	25,200	320,945
Paramount Resources Ltd., Class A (a)	25,000	846,058
Progress Energy Resources Corp.	56,353	1,135,241
Talisman Energy, Inc.	758,900	8,601,500

		27,709,760

Chemicals — 1.0%
E.I. du Pont de Nemours & Co.	56,000	2,493,120
Praxair, Inc.	22,800	2,421,588

		4,914,708

Energy Equipment & Services — 19.6%
Cameron International Corp. (a)	234,900	11,895,336
Dresser-Rand Group, Inc. (a)	242,600	12,501,178
Dril-Quip, Inc. (a)	98,600	6,829,036
Ensco Plc, Class A	178,881	10,342,899
Forum Energy Technologies, Inc. (a)	50,100	1,117,731
Halliburton Co.	236,300	7,630,127
National Oilwell Varco, Inc.	295,901	21,807,904
Noble Corp.	189,100	7,136,634
Rowan Cos. Plc, Class A (a)	63,100	2,000,901
Schlumberger Ltd.	179,715	12,495,584
Seahawk Drilling, Inc. (a)	4,713	6,033
Transocean Ltd.	53,309	2,435,688
Trican Well Service Ltd.	88,300	1,053,853
Weatherford International Ltd. (a)	165,052	1,865,088

		99,117,992

Gold — 2.0%
Barrick Gold Corp.	63,100	2,551,799
Eldorado Gold Corp.	510,100	7,538,499

		10,090,298

Integrated Oil & Gas — 15.9%
Chevron Corp.	182,291	20,090,291
ConocoPhillips	71,175	4,117,474
Exxon Mobil Corp.	233,890	21,323,751
Hess Corp.	104,300	5,450,718
Marathon Oil Corp.	184,500	5,546,070
Marathon Petroleum Corp.	89,800	4,932,714
Murphy Oil Corp.	208,400	12,504,000
Total SA - ADR	128,200	6,461,280

		80,426,298

Metals & Mining — 8.0%
Alcoa, Inc.	25,000	214,250
BHP Billiton Ltd.	78,900	2,793,487
First Quantum Minerals Ltd.	303,500	6,822,103
Franco-Nevada Corp.	75,000	4,318,648

	Shares	Value
Common Stocks

Metals & Mining (concluded)
Goldcorp, Inc.	170,582	$7,711,416
HudBay Minerals, Inc.	165,300	1,534,249
Inmet Mining Corp.	13,900	716,746
Newcrest Mining Ltd.	188,900	5,209,850
Newmont Mining Corp.	10,800	589,140
Southern Copper Corp.	175,154	6,673,367
Vale SA - ADR	219,500	4,021,240

		40,604,496

Oil & Gas Drilling — 2.3%
Helmerich & Payne, Inc.	125,900	6,018,020
Saipem SpA	124,100	5,591,833

		11,609,853

Oil & Gas Equipment & Services — 5.4%
Baker Hughes, Inc.	128,780	5,404,897
FMC Technologies, Inc. (a)	359,600	14,707,640
Technip SA - ADR	259,900	7,383,759

		27,496,296

Oil & Gas Exploration & Production — 27.4%
Anadarko Petroleum Corp.	168,100	11,566,961
Apache Corp.	216,712	17,932,918
Cabot Oil & Gas Corp.	257,600	12,102,048
Carrizo Oil & Gas, Inc. (a)	74,600	2,000,772
Cimarex Energy Co.	55,894	3,196,019
Devon Energy Corp.	229,898	13,382,362
EOG Resources, Inc.	231,500	26,967,435
Forest Oil Corp. (a)	54,700	414,626
Newfield Exploration Co. (a)	87,000	2,359,440
Noble Energy, Inc.	104,900	9,966,549
Occidental Petroleum Corp.	177,000	13,975,920
Pioneer Natural Resources Co.	76,300	8,061,095
Range Resources Corp.	193,800	12,666,768
Southwestern Energy Co. (a)	116,200	4,032,140

		138,625,053

Oil, Gas & Consumable Fuels — 12.2%
Berry Petroleum Co., Class A	87,000	3,350,370
Cenovus Energy, Inc.	155,922	5,500,007
CNOOC Ltd. - ADR	24,100	4,953,755
Coastal Energy Co. (a)	335,000	6,295,820
CONSOL Energy, Inc.	74,500	2,619,420
EQT Corp.	124,300	7,536,309
Legacy Oil + Gas, Inc. (a)	109,453	782,473
MEG Energy Corp. (a)(b)	49,400	1,804,367
Peabody Energy Corp.	157,000	4,380,300
PetroBakken Energy Ltd.	37,537	473,934
Petroleo Brasileiro SA - ADR	29,400	623,574
Phillips 66	57,637	2,718,161
Suncor Energy, Inc.	428,204	14,371,362
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (a)(c)	494,024	1,165,897
Whiting Petroleum Corp. (a)	124,900	5,248,298

		61,824,047

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Refining, Marketing & Transportation — 0.6%
Valero Energy Corp.	97,000	$2,822,700
Utilities — 0.5%
The Williams Cos., Inc.	72,000	2,519,280
Total Common Stocks – 100.4%		507,760,781

Investment Companies

Diversified Financial Services — 0.5%
Sprott Physical Silver Trust (a)	191,300	2,530,899
Total Investment Companies – 0.5%		2,530,899
Total Long-Term Investments (Cost – $263,025,738) – 100.9%		510,291,680

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (d)(e)	963,605	963,605
Total Short-Term Securities (Cost – $963,605) – 0.2%		963,605
Total Investments (Cost - $263,989,343*) – 101.1%		511,255,285
Liabilities in Excess of Other Assets – (1.1)%		(5,603,790)

Net Assets – 100.0%		$505,651,495

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$265,164,073

Gross unrealized appreciation	$253,492,219
Gross unrealized depreciation	(7,401,007)

Net unrealized appreciation	$246,091,212

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Restricted security as to resale. As of report date the Trust held 0.2% of its net assets, with a current value of $1,165,897 and an original cost of $1,679,682 in this security.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,283,385	(7,319,780)	963,605	$3,568

(e)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2012	2

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Canadian Indepen dents	$27,709,760	—	—	$27,709,760
Chemicals	4,914,708	—	—	4,914,708
Energy Equipment & Services	99,111,959	$6,033	—	99,117,992
Gold	10,090,298	—	—	10,090,298
Integrated Oil & Gas	80,426,298	—	—	80,426,298
Metals & Mining	32,601,159	8,003,337	—	40,604,496
Oil & Gas Drilling	6,018,020	5,591,833	—	11,609,853
Oil & Gas Equipment & Services	27,496,296	—	—	27,496,296
Oil & Gas Exploration & Production	138,625,053	—	—	138,625,053
Oil, Gas & Consumable Fuels	58,853,783	2,970,264	—	61,824,047
Refining, Marketing & Transportation	2,822,700	—	—	2,822,700
Utilities	2,519,280	—	—	2,519,280
Investment Companies	2,530,899	—	—	2,530,899
Short-Term Securities	963,605	—	—	963,605

Total	$494,683,818	$16,571,467	—	$511,255,285

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, foreign currency at value of $ 45,851 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK NATURAL RESOURCES TRUST	OCTOBER 31, 2012	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)
under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attachedhereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 21, 2012